Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 4,796	$ (6,500)	$ (5,796)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property, plant and equipment	1,649	514	562
Expense of in-process research and development			209
Financial income (expense) related to loan from others	1,278	401	(4,113)
Revaluation of warrants	(93)	(4,140)
Gain on troubled debt restructuring	(14,759)
Share-based compensation	682	1,139	1,602
Decrease (increase) in trade receivables	(83)
Decrease (increase) in other receivables	224	(290)	140
Changes in operating lease right-of-use assets	284	43	153
Increase (decrease) in trade payables	(156)	(150)	(175)
Changes in operating lease liabilities	(314)	(58)	(156)
Increase (decrease) in other payables	157	(341)	309
Net cash used in operating activities	(6,335)	(9,382)	(7,265)
Cash flows from investing activities:
Purchase of property, plant and equipment	(12)	(637)	(836)
Net cash used in investing activities	(12)	(637)	(836)
Cash flows from financing activities:
Proceed from exercise of warrants, net	1,441	947	5,844
Proceeds from issuance of shares, net	2,000	139	932
Net cash provided by financing activities	3,441	1,086	6,776
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(9)	(272)	(1,977)
Increase (decrease) in cash, cash equivalents and restricted cash	(2,915)	(9,205)	(3,302)
Cash, cash equivalents and restricted cash at beginning of year	5,010	14,215	17,517
Cash, cash equivalents and restricted cash at end of year	2,095	5,010	14,215
(1) Cash paid during the year for:
Interest	143	833	916
(2) Non-cash transactions:
Recognition of right-of-use assets and lease liabilities upon exercise of lease extension option	952
Reclassification of warrants liability to equity		398
Loan convert into preferred shares	5,627
Exercise of warrants liability into shares		801	250
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	1,964	4,870	14,075
Restricted cash	131	140	140
Cash, cash equivalents and restricted cash	$ 2,095	$ 5,010	$ 14,215